Share Capital - Summary of Changes in Finder's Warrants (Details) - Finder's Warrants	3 Months Ended	12 Months Ended
	Jul. 31, 2024 shares $ / shares	Apr. 30, 2024 shares $ / shares	Apr. 30, 2023 shares $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Balance, Number of warrants | shares	186,761	130,111
Issued, Number of warrants | shares		56,650
Exercised, Number of warrants | shares	0
Balance, Number of warrants | shares	186,761	186,761	130,111
Balance, Weighted average exercise price | $ / shares	$ 16.44	$ 22.77
Issued, Weighted average exercise price | $ / shares		1.37
Exercised, Weighted average exercise price | $ / shares	0
Balance, Weighted average exercise price | $ / shares	$ 16.63	$ 16.44	$ 22.77
Weighted average life remaining, Issued (years)		4 years 7 months 9 days
Weighted average life remaining (years)	2 years 4 months 17 days	2 years 7 months 13 days	2 years 9 months 7 days